Employee Benefit Plans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in projected benefit obligation:
Balance, January 1	$ 20,601	$ 19,977
Service cost	1,179	1,325	$ 981
Interest cost	956	838	732
Actuarial (loss) gain	961	(1,084)
Benefits paid	(464)	(455)
Balance, December 31	23,233	20,601	19,977
Change in plan assets:
Fair value, January 1	15,031	14,933
Actual return on plan assets	1,251	(75)
Employer contribution	772	716
Expenses paid	(88)	(88)
Benefits paid	(464)	(455)
Fair value, December 31	16,502	15,031	$ 14,933
Funded status at end of year	(6,732)	(5,570)
Accumulated benefit obligation	$ 18,586	$ 16,550